A.B. KORELIN & ASSOCIATES INC.

P.O. Box 995	Phone: 206-232-3621
Mercer Island, WA 98040	Fax: 206-232-1196

On behalf of Exeter Resource Corporation, we hereby submit Exeter’s 20-F Registration Statement Amendment #4.  A Blacklined version of the Registration Statement has been included in the filing, as well as a Response to Staff Comments Letter and an Acknowledgement Letter from the Company.

To respond to this filing, please contact me at the numbers listed above or Yale Simpson, Chairman, by phone at (604) 688-9592 or by fax at (604) 688-9532.

Sincerely,

/s/ Steve Taylor

Steve Taylor

A.B. Korelin & Associates